Investment properties - Summary of the fair value of investment property (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
The fair value of investment property [Line Items]
Land and buildings	₩ 1,160,058	₩ 741,547
At fair value [member]
The fair value of investment property [Line Items]
Fair value of investment property when entity applies cost model	1,160,058	741,547
At fair value [member] | Market approach
The fair value of investment property [Line Items]
Fair value of investment property when entity applies cost model	875,056	741,547
At fair value [member] | Income approach
The fair value of investment property [Line Items]
Fair value of investment property when entity applies cost model	₩ 285,002	₩ 0